Huber Capital Mid Cap Value Fund
Huber Capital Mid Cap Value Fund
Investment Objective
The Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Huber Capital Mid Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Huber Capital Mid Cap Value Fund		Investor Class	Institutional Class
Management Fees	[1]	none	none
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)		11.05%	11.00%
Shareholder Servicing Plan Fee		0.15%	0.10%
Total Annual Fund Operating Expenses	[3]	11.30%	11.00%
Less: Fee Waiver and Expense Reimbursement	[4]	(9.89%)	(9.89%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.41%	1.11%
[1]	Huber Capital Management, LLC (the "Adviser") has voluntarily agreed to reduce the Fund's management fee, from 1.00% to 0.00%, through at least February 27, 2020.
[2]	The Mid Cap Value Fund may accrue up to 0.25% in "Distribution and Service (Rule 12b-1) Fees" of the average daily net assets of the Institutional Class shares; however, the Fund's accrual of the fee is currently set at 0.00% through at least February 27, 2020, and any accrual increase must first be approved by the Advisors Series Trust's (the "Trust") Board of Trustees (the "Board").
[3]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Advisory Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses ("AFFE").
[4]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Mid Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes and extraordinary expenses) do not exceed 1.40% of average daily net assets of the Investor Class shares and 1.10% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Huber Capital Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	144	2,339	4,267	8,120
Institutional Class	113	2,264	4,164	8,002

Portfolio Turnover.
The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.91% of the average value of its portfolio.

Principal Investment Strategies
The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized capitalization U.S. companies (“mid cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers mid cap companies to be those with a market capitalization range that is consistent with the market capitalization range of the Russell Midcap® Index.  The market capitalization range of the index changes constantly, but as of January 31, 2019, the market capitalization range of the Russell Midcap® Index was between $225.9 million and $39.1 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.

The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.  As of October 31, 2018, 28.3% of the Fund’s total investments were invested in the financial sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined; bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Value Fund.  The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

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Management Risk.  The Mid Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

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Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mid Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

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Mid-Sized Company Risk.  A mid-sized company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

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Value Style Investing Risk.  The Mid Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

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Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Financial Sector Risk.  Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations.

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Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

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ADR Risk.  Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities.  In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

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Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Mid Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Mid Cap Value Fund to sell these securities.

Who May Want to Invest in the Fund?

The Mid Cap Value Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and;

—	Can accept greater risks of investing in a portfolio with common stock holdings.

Performance
The following performance information indicates some of the risks of investing in the Mid Cap Value Fund.  The bar chart shows the annual return for the Fund’s Investor Class from year to year.  The table shows how the Fund’s average annual return for the 1-year and since inception periods compares with a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).

Mid Cap Value Fund, Investor Class Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Mid Cap Value Fund’s highest quarterly return was 9.44% for the quarter ended September 30, 2016, and the lowest quarterly return was -22.87% for the quarter ended December 31, 2018.

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Returns - Huber Capital Mid Cap Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Return Before Taxes	(18.40%)	2.36%	Dec. 31, 2015
Institutional Class	Institutional Class Return Before Taxes	(18.30%)	2.61%	Dec. 31, 2015
After Taxes on Distributions | Investor Class	Investor Class Return After Taxes on Distributions	(18.60%)	1.98%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	(10.72%)	1.77%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	(12.29%)	6.06%	Dec. 31, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.